Convertible Note Payable (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Reconciliation of Principal Amounts of Acacia Note and the Bridge Loan to Convertible Notes Payable

The following table represents a reconciliation of the principal amounts of the First and Second Loans to the Convertible Note Payable included in the consolidated balance sheet as of December 31, 2016:

First Loan principal, August 15, 2016	$10,000
Second Loan principal, November 25, 2016	10,000
Debt issuance costs, net	(105)
Debt discount associated with stock warrant, net	(6,793)
Accrued interest	286

Convertible Note payable, December 31, 2016	$13,388